Pioneer Balanced ESG Fund

Schedule of Investments | October 31, 2020

Ticker Symbols:
Class A	AOBLX
Class C	PCBCX
Class K	PCBKX
Class R	CBPRX
Class Y	AYBLX

Schedule of Investments | 10/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 105.2%
	COMMON STOCKS - 62.1% of Net Assets
	Banks - 1.7%
244,537	Bank of America Corp.	$5,795,527
	Total Banks	$5,795,527
	Beverages - 1.3%
33,080	PepsiCo., Inc.	$4,409,233
	Total Beverages	$4,409,233
	Biotechnology - 1.3%
45,111	AbbVie, Inc.	$3,838,946
3,058(a)	Biogen, Inc.	770,830
	Total Biotechnology	$4,609,776
	Capital Markets - 1.3%
16,267	CME Group, Inc.	$2,451,762
14,548	T.Rowe Price Group, Inc.	1,842,650
	Total Capital Markets	$4,294,412
	Chemicals - 1.8%
35,110	Dow, Inc.	$1,597,154
10,111	Ecolab, Inc.	1,856,278
16,942	FMC Corp.	1,740,621
46,764	Huntsman Corp.	1,135,898
	Total Chemicals	$6,329,951
	Commercial Services & Supplies - 1.5%
71,594(a)	IAA, Inc.	$4,051,504
78,279	KAR Auction Services, Inc.	1,139,742
	Total Commercial Services & Supplies	$5,191,246
	Communications Equipment - 2.4%
92,770	Cisco Systems, Inc.	$3,330,443
30,430	Motorola Solutions, Inc.	4,809,766
	Total Communications Equipment	$8,140,209
	Diversified Telecommunication Services - 2.9%
153,498	CenturyLink, Inc.	$1,323,153
151,184	Verizon Communications, Inc.	8,615,976
	Total Diversified Telecommunication Services	$9,939,129
	Electric Utilities - 0.4%
46,168	PPL Corp.	$1,269,620
	Total Electric Utilities	$1,269,620
	Electrical Equipment - 0.6%
20,778	Eaton Corp. Plc	$2,156,549
	Total Electrical Equipment	$2,156,549
	Electronic Equipment, Instruments & Components - 0.8%
30,878	TE Connectivity, Ltd.	$2,991,461
	Total Electronic Equipment, Instruments & Components	$2,991,461
	Entertainment - 0.5%
13,814	Walt Disney Co.	$1,674,947
	Total Entertainment	$1,674,947
	Equity Real Estate Investment Trusts (REITs) - 2.0%
11,612	Alexandria Real Estate Equities, Inc.	$1,759,450
22,274	Crown Castle International Corp.	3,479,199
2,140	Equinix, Inc.	1,564,854
	Total Equity Real Estate Investment Trusts (REITs)	$6,803,503
	Health Care - 1.0%
32,924	Medtronic Plc	$3,311,167
	Total Health Care	$3,311,167
	Health Care Equipment & Supplies - 0.7%
11,184	Becton Dickinson and Co.	$2,584,958
	Total Health Care Equipment & Supplies	$2,584,958
	Health Care Providers & Services - 2.2%
6,129	Anthem, Inc.	$1,671,991
42,831	CVS Health Corp.	2,402,391
29,250	Quest Diagnostics, Inc.	3,572,595
	Total Health Care Providers & Services	$7,646,977
	Hotels, Restaurants & Leisure - 1.1%
15,226	Dunkin' Brands Group, Inc.	$1,518,184
11,525	McDonald's Corp.	2,454,825
	Total Hotels, Restaurants & Leisure	$3,973,009
	Household Products - 2.3%
25,621	Colgate-Palmolive Co.	$2,021,241
41,881	Procter & Gamble Co.	5,741,885
	Total Household Products	$7,763,126
	Industrial Conglomerates - 0.7%
15,186	Honeywell International, Inc.	$2,504,931
	Total Industrial Conglomerates	$2,504,931
	Information Technology - 1.3%
24,882	Visa, Inc.	$4,521,308
	Total Information Technology	$4,521,308
	Insurance - 3.1%
22,182	Chubb, Ltd.	$2,881,664
Shares		Value
	Insurance - (continued)
27,159	First American Financial Corp.	$1,211,020
43,316	Progressive Corp.	3,980,740
61,929	Sun Life Financial, Inc.	2,466,013
	Total Insurance	$10,539,437
	Interactive Media & Services - 4.2%
8,959(a)	Alphabet, Inc.	$14,478,730
	Total Interactive Media & Services	$14,478,730
	Internet & Direct Marketing Retail - 3.6%
4,532(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$1,380,855
3,623(a)	Amazon.com, Inc.	10,999,971
	Total Internet & Direct Marketing Retail	$12,380,826
	IT Services - 2.1%
11,441	Accenture Plc	$2,481,667
13,115	Automatic Data Processing, Inc.	2,071,645
20,983	Fidelity National Information Services, Inc.	2,614,272
	Total IT Services	$7,167,584
	Machinery - 2.5%
28,510	Caterpillar, Inc.	$4,477,496
69,963	Timken Co.	4,176,791
	Total Machinery	$8,654,287
	Media - 1.5%
117,829	Comcast Corp.	$4,977,097
	Total Media	$4,977,097
	Oil, Gas & Consumable Fuels - 1.1%
36,359	ConocoPhillips	$1,040,594
86,704	Kinder Morgan, Inc.	1,031,778
12,912	Phillips 66	602,474
64,924	Targa Resources Corp.	1,042,030
	Total Oil, Gas & Consumable Fuels	$3,716,876
	Pharmaceuticals - 4.2%
90,843	AstraZeneca Plc (A.D.R.)	$4,556,685
24,328	Eli Lilly & Co.	3,173,831
38,912	Merck & Co., Inc.	2,926,572
21,490	Zoetis, Inc.	3,407,239
	Total Pharmaceuticals	$14,064,327
	Semiconductors & Semiconductor Equipment - 2.7%
13,036	Analog Devices, Inc.	$1,545,157
12,702	Lam Research Corp.	4,345,100
26,484	QUALCOMM, Inc.	3,267,066
	Total Semiconductors & Semiconductor Equipment	$9,157,323
	Software - 5.2%
4,099(a)	ANSYS, Inc.	$1,247,613
58,379	Microsoft Corp.	11,819,996
19,146(a)	salesforce.com, Inc.	4,447,041
	Total Software	$17,514,650
	Specialty Retail - 1.5%
12,992	Home Depot, Inc.	$3,465,096
34,013	TJX Cos., Inc.	1,727,861
	Total Specialty Retail	$5,192,957
	Technology Hardware, Storage & Peripherals - 1.4%
43,220	Apple, Inc.	$4,704,929
	Total Technology Hardware, Storage & Peripherals	$4,704,929
	Textiles, Apparel & Luxury Goods - 0.4%
77,482	Levi Strauss & Co.	$1,222,666
	Total Textiles, Apparel & Luxury Goods	$1,222,666
	Trading Companies & Distributors - 0.8%
290,471	Ferguson Plc (A.D.R.)	$2,907,615
	Total Trading Companies & Distributors	$2,907,615
	TOTAL COMMON STOCKS
	(Cost $170,273,285)	$212,590,343
	CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
	Financials - 0.3%
656(b)	Wells Fargo & Co., 7.5%	$ 884,787
	Total Financials	$ 884,787
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $984,522)	$ 884,787
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 2.7% of Net Assets
479,749(c)	Ajax Mortgage Loan Trust, Series 2020-B, Class A1, 1.698%, 5/25/59 (144A)	$ 481,298
100,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	102,101
300,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	303,596
200,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	202,529
250,000(d)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 4.037% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	234,150
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
250,000(d)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.257% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	$ 234,008
320,855	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	319,983
250,000(d)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.237% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	239,876
187,815(e)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	193,193
100,000	Conn's Receivables Funding LLC, Series 2019-B, Class B, 3.62%, 6/17/24 (144A)	98,981
249,741	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	248,293
198,000	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	208,854
50,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	51,436
30,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	31,223
250,000(d)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.568% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	230,647
142,901	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	143,941
176,574	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	180,184
570,000(d)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.147% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	570,712
200,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	198,430
250,000(d)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.487% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	240,461
62,538	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	65,719
186,574	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.1%, 4/20/46 (144A)	189,840
200,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	202,154
250,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	253,525
250,000(d)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.153% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	242,991
300,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	308,328
210,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	215,517
200,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	202,330
144,000	SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)	145,143
250,000(d)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.347% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	240,024
250,000(d)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 7.857% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	237,839
193,324	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	194,206
250,000(d)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.368% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	243,327
200,000(e)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	207,673
150,000(e)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	158,008
200,000(e)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	202,072
93,184(e)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	93,935
170,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	177,389
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/27 (144A)	119,995
250,000	United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25 (144A)	256,249
387,559	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	393,127
235,803	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	245,249
100,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)	100,932
	TOTAL ASSET BACKED SECURITIES
	(Cost $9,204,260)	$9,209,468
	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0% of Net Assets
110,000(e)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	$ 113,669
224,122(d)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 0.689% (1 Month USD LIBOR + 54 bps), 8/25/35	225,631
115,743(d)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.749% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	114,603
81,858(d)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.999% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	81,280
150,000(d)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.899% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	149,824
150,000(d)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.848% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	149,923
150,000(d)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.998% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	149,799
500,000(e)	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A2, 2.5%, 5/25/59 (144A)	513,573
100,000(e)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2, 2.6%, 2/25/55 (144A)	102,647
100,000(e)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	102,602
269,634(e)	CIM Trust, Series 2019-J2, Class B4, 3.833%, 10/25/49 (144A)	250,375
604,867(e)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	641,595
458,509(d)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.449% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	455,629
164,220(d)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.249% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	162,494
191,358(d)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.249% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	189,661
60,000(d)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 2.199% (1 Month USD LIBOR + 205 bps), 1/25/40 (144A)	58,772
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
150,000(d)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.149% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	$ 145,489
100,000(d)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.799% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	92,867
120,000(d)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.799% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	113,992
400,000	CSMC Trust, Series 2020-RPL4, Class A1, 2.0%, 1/25/60 (144A)	411,388
160,000(d)	Eagle Re, Series 2020-2, Class M2, 5.748% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	160,095
82,591(d)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.849% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	81,328
210,548(d)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.949% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	209,174
179,446(e)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	187,770
176,713(d)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 2.699% (1 Month USD LIBOR + 255 bps), 12/25/30	173,281
82,731(d)	Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 0.798% (1 Month USD LIBOR + 65 bps), 2/15/24	82,379
686,575	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.5%, 11/15/25	727,689
25,521(d)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 0.548% (1 Month USD LIBOR + 40 bps), 5/15/41	25,689
200,585(d)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.402% (1 Month USD LIBOR + 655 bps), 8/15/42	43,025
33,202(d)	Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 0.449% (1 Month USD LIBOR + 30 bps), 4/25/36	33,282
25,181(d)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 0.469% (1 Month USD LIBOR + 32 bps), 11/25/36	25,276
14,698(d)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 0.699% (1 Month USD LIBOR + 55 bps), 9/25/37	14,857
84,273(d)	Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 0.599% (1 Month USD LIBOR + 45 bps), 7/25/41	85,289
170,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 1.999% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)	166,316
190,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.249% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	193,817
190,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.149% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	195,706
60,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.899% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	60,667
130,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.887% (SOFR30A + 480 bps), 10/25/50 (144A)	130,488
160,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 2.887% (SOFR30A + 280 bps), 10/25/50 (144A)	159,900
150,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.249% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	147,463
60,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.399% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	60,638
40,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class M2, 3.299% (1 Month USD LIBOR + 315 bps), 9/25/50 (144A)	40,224
24,969(d)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 0.899% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	24,908
195,075(d)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 2.599% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	191,971
57,914(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.499% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	56,893
310,000(d)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 2.649% (1 Month USD LIBOR + 250 bps), 3/25/30	313,294
731,687(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	78,533
534,916(d)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 3.199% (1 Month USD LIBOR + 335 bps), 1/20/50	47,364
242,256(e)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	242,870
44,390(d)	Home Re, Ltd., Series 2018-1, Class M1, 1.749% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	43,829
68,968(d)	Home Re, Ltd., Series 2019-1, Class M1, 1.799% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,125
150,000(d)	Home Re, Ltd., Series 2020-1, Class M1C, 4.294% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	150,021
150,000(d)	Home Re, Ltd., Series 2020-1, Class M2, 5.394% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	149,998
100,000(e)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	102,893
265,313(e)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	272,661
440,531(e)	JP Morgan Mortgage Trust, Series 2020-3, Class A15, 3.5%, 8/25/50 (144A)	451,836
494,041(e)	JP Morgan Mortgage Trust, Series 2020-3, Class B1A, 3.04%, 8/25/50 (144A)	494,385
400,000	JP Morgan Mortgage Trust, Series 2020-8, Class A15, 3.0%, 3/25/51 (144A)	410,562
215,893(e)	MFA Trust, Series 2020-NQM1, Class A3, 2.3%, 8/25/49 (144A)	216,946
864,882(e)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	917,253
449,210(d)	New Residential Mortgage Loan Trust, Series 2018-4A, Class B1, 1.199% (1 Month USD LIBOR + 105 bps), 1/25/48 (144A)	425,877
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
173,642(e)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	$ 176,513
210,442(e)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	224,491
265,000(d)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 1.724% (1 Month USD LIBOR + 158 bps), 12/25/34	260,666
150,000(d)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.743% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	149,822
150,000(d)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.393% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	149,629
290,385(e)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	302,522
5,888(d)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.549% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	5,878
191,559(d)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.099% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	191,476
360,000(d)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.899% (1 Month USD LIBOR + 175 bps), 2/25/30 (144A)	337,540
250,000(e)	RMF Buyout Issuance Trust, Series 2020-1, Class M2, 2.623%, 2/25/30 (144A)	248,918
117,592(e)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	117,327
587,000(e)	Sequoia Mortgage Trust, Series 2020-4, Class B2, 3.056%, 11/25/50 (144A)	589,668
330,000(d)	STACR Trust, Series 2018-HRP2, Class M3, 2.549% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	313,448
750,000(e)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	792,873
650,000(e)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	686,619
150,000(d)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.647% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	149,890
229,174(e)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	233,622
430,000(e)	Vista Point Securitization Trust, Series 2020-1, Class A3, 3.201%, 3/25/65 (144A)	433,156
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $17,104,217)	$17,254,443
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3% of Net Assets
200,000(d)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.198% (1 Month USD LIBOR + 105 bps), 9/15/32 (144A)	$ 191,733
200,000(e)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.617%, 2/27/48 (144A)	199,976
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	560,768
200,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	229,921
150,000	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.352%, 12/15/62	164,008
150,000	Benchmark Mortgage Trust, Series 2020-B18, Class AM, 2.335%, 7/15/53	153,185
399,634(d)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.398% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	390,199
100,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	115,494
250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	274,407
199,141(d)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.198% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	180,036
248,926(d)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.498% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	213,174
500,000(e)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	538,399
200,000(d)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.139% (1 Month USD LIBOR + 210 bps), 11/15/23 (144A)	200,000
334,196	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	357,808
635,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	676,563
2,520	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	2,446
400,000(d)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.298% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	392,986
100,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.059%, 7/25/27 (144A)	101,452
131,161(d)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.448% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	124,956
250,000(e)	FREMF Trust, Series 2018-KW04, Class B, 3.911%, 9/25/28 (144A)	250,066
1,437,201(e)(f)	Government National Mortgage Association, Series 2017-21, Class IO, 0.701%, 10/16/58	78,766
290,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	312,965
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	214,238
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	395,184
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	293,278
2,450,000(e)(f)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.113%, 6/15/51	23,845
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	267,482
300,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	316,973
100,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	79,000
400,000(e)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	460,195
250,000(e)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	208,872
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $7,878,902)	$7,968,375
	CORPORATE BONDS - 13.5% of Net Assets
	Advertising - 0.2%
226,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 272,123
300,000	Omnicom Group, Inc., 2.45%, 4/30/30	306,924
Principal Amount USD ($)		Value
	Advertising - (continued)
75,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	$ 76,547
	Total Advertising	$ 655,594
	Aerospace & Defense - 0.1%
355,000	Raytheon Technologies Corp., 3.2%, 3/15/24 (144A)	$ 380,652
	Total Aerospace & Defense	$ 380,652
	Airlines - 0.0%†
142,718	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$ 134,162
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	61,333
140,000	Southwest Airlines Co., 2.625%, 2/10/30	131,959
	Total Airlines	$ 327,454
	Auto Manufacturers - 0.1%
300,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$ 315,288
	Total Auto Manufacturers	$ 315,288
	Banks - 2.4%
200,000	ABN AMRO Bank NV, 4.8%, 4/18/26 (144A)	$ 229,271
200,000(e)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	215,356
200,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	209,752
217,000(e)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	264,690
177,000(b)(e)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	172,687
475,000(b)(e)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	503,951
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	229,996
245,000(b)(e)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	239,641
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	266,482
391,000(b)(e)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	378,292
465,000(b)(e)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	483,019
195,000(e)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	211,699
140,000(e)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	163,362
400,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	459,874
413,000(b)(e)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	407,218
951,000(b)(e)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	951,000
250,000	Morgan Stanley, 4.1%, 5/22/23	270,626
450,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	479,335
650,000(b)(e)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	667,680
225,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	242,625
250,000	Truist Bank, 2.25%, 3/11/30	257,103
240,000(b)(e)	Truist Financial Corp., 5.1% (5 Year CMT Index + 435 bps)	262,634
240,000(b)(e)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	258,300
65,000(b)(e)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	66,462
350,000(e)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	346,889
	Total Banks	$8,237,944
	Building Materials - 0.1%
116,000	Carrier Global Corp., 2.7%, 2/15/31 (144A)	$ 121,616
118,000	Carrier Global Corp., 2.722%, 2/15/30 (144A)	123,159
220,000	Martin Marietta Materials, Inc., 2.5%, 3/15/30	227,834
85,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	87,550
10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,300
	Total Building Materials	$ 570,459
	Chemicals - 0.1%
220,000	Albemarle Wodgina Pty, Ltd., 3.45%, 11/15/29	$ 222,698
110,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	108,625
55,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	55,836
71,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	69,332
	Total Chemicals	$ 456,491
	Commercial Services - 0.1%
35,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 36,664
248,000	CoStar Group, Inc., 2.8%, 7/15/30 (144A)	254,728
115,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	112,125
115,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	116,205
	Total Commercial Services	$ 519,722
	Cosmetics/Personal Care - 0.0%†
75,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$ 78,824
	Total Cosmetics/Personal Care	$ 78,824
	Diversified Financial Services - 0.4%
225,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	$ 225,630
18,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	17,649
300,000	Capital One Financial Corp., 3.75%, 4/24/24	326,478
110,000	Capital One Financial Corp., 4.25%, 4/30/25	124,496
117,000(b)(e)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	128,033
275,000	GE Capital Funding LLC, 4.55%, 5/15/32 (144A)	302,351
50,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	49,875
15,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	15,000
53,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	56,677
98,000	Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., 3.625%, 3/1/29 (144A)	96,530
	Total Diversified Financial Services	$1,342,719
	Electric - 1.3%
60,000	AES Corp., 3.95%, 7/15/30 (144A)	$ 66,578
Principal Amount USD ($)		Value
	Electric - (continued)
125,000	American Electric Power Co., Inc., 4.3%, 12/1/28	$ 147,486
30,000	Calpine Corp., 4.625%, 2/1/29 (144A)	30,291
30,000	Calpine Corp., 5.0%, 2/1/31 (144A)	30,628
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	287,932
76,000(c)	Dominion Energy, Inc., 3.071%, 8/15/24	82,062
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	304,311
230,000	Edison International, 2.95%, 3/15/23	237,227
200,000(e)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	231,000
310,000	Iberdrola International BV, 6.75%, 7/15/36	458,048
121,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	126,418
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	409,923
25,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	26,066
250,000	PPL Capital Funding, Inc., 3.1%, 5/15/26	276,408
175,000	PPL Capital Funding, Inc., 3.5%, 12/1/22	184,247
145,000	Puget Energy, Inc., 4.1%, 6/15/30 (144A)	162,061
215,000	Sempra Energy, 3.4%, 2/1/28	234,163
27,000	Southern California Edison Co., 3.65%, 2/1/50	28,190
127,000	Southern California Edison Co., 4.875%, 3/1/49	150,847
300,000	Southwestern Electric Power Co., 3.9%, 4/1/45	329,635
200,000	Virginia Electric & Power Co., 4.45%, 2/15/44	258,334
	Total Electric	$4,061,855
	Electronics - 0.3%
220,000	Amphenol Corp., 3.125%, 9/15/21	$ 224,161
81,000	Amphenol Corp., 3.2%, 4/1/24	87,160
299,000	Flex, Ltd., 4.875%, 6/15/29	342,822
138,000	FLIR Systems, Inc., 2.5%, 8/1/30	142,176
30,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	29,700
	Total Electronics	$ 826,019
	Energy-Alternate Sources - 0.0%†
48,832	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$ 57,503
	Total Energy-Alternate Sources	$ 57,503
	Environmental Control - 0.0%†
115,000	Covanta Holding Corp., 5.0%, 9/1/30	$ 117,012
	Total Environmental Control	$ 117,012
	Food - 0.3%
110,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.5%, 3/15/29 (144A)	$ 106,711
300,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	304,337
40,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	42,255
350,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	351,751
155,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	157,919
4,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	4,621
	Total Food	$ 967,594
	Forest Products & Paper - 0.1%
55,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 55,275
250,000	International Paper Co., 6.0%, 11/15/41	343,585
41,000	International Paper Co., 7.3%, 11/15/39	60,797
	Total Forest Products & Paper	$ 459,657
	Gas - 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 357,297
250,000	Southern California Gas Co., 5.125%, 11/15/40	321,093
	Total Gas	$ 678,390
	Healthcare-Products - 0.3%
224,000	Abbott Laboratories, 3.75%, 11/30/26	$ 260,012
140,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	165,508
350,000	Smith & Nephew Plc, 2.032%, 10/14/30	348,183
	Total Healthcare-Products	$ 773,703
	Healthcare-Services - 0.1%
35,000	Centene Corp., 4.25%, 12/15/27	$ 36,844
70,000	Centene Corp., 4.625%, 12/15/29	76,211
400,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	393,396
108,000	Health Care Service Corp. A Mutual Legal Reserve Co., 3.2%, 6/1/50 (144A)	110,843
40,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	42,300
	Total Healthcare-Services	$ 659,594
	Home Builders - 0.0%†
83,000	Meritage Homes Corp., 6.0%, 6/1/25	$ 93,215
	Total Home Builders	$ 93,215
	Insurance - 1.4%
250,000	AXA SA, 8.6%, 12/15/30	$ 385,457
355,000	CNO Financial Group, Inc., 5.25%, 5/30/29	413,529
55,000	Empower Finance 2020 LP, 1.776%, 3/17/31 (144A)	54,413
50,000(e)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	59,111
225,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	230,407
155,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	198,067
875,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	1,339,319
115,000	Nationwide Financial Services, Inc., 3.9%, 11/30/49 (144A)	118,151
250,000	Nationwide Financial Services, Inc., 5.3%, 11/18/44 (144A)	281,487
Principal Amount USD ($)		Value
	Insurance - (continued)
270,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	$ 289,928
80,000	New York Life Insurance Co., 3.75%, 5/15/50 (144A)	89,228
220,000	Principal Financial Group, Inc., 3.3%, 9/15/22	231,524
305,000	Prudential Financial, Inc., 3.0%, 3/10/40	316,772
135,000(e)	Prudential Financial, Inc., 3.7% (5 Year CMT Index + 304 bps), 10/1/50	138,038
250,000	Prudential Financial, Inc., 3.878%, 3/27/28	291,955
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	128,977
110,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	141,151
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	29,900
40,000	Willis North America, Inc., 2.95%, 9/15/29	43,555
	Total Insurance	$4,780,969
	Internet - 0.3%
50,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$ 49,437
192,000	Booking Holdings, Inc., 4.625%, 4/13/30	227,196
390,000	Expedia Group, Inc., 3.25%, 2/15/30	378,774
250,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	278,439
	Total Internet	$ 933,846
	Iron & Steel - 0.0%†
40,000	Steel Dynamics, Inc., 3.25%, 1/15/31	$ 43,222
	Total Iron & Steel	$ 43,222
	Lodging - 0.2%
150,000	Marriott International, Inc., 3.5%, 10/15/32	$ 148,041
290,000	Marriott International, Inc., 4.625%, 6/15/30	309,450
25,000	Marriott International, Inc., 5.75%, 5/1/25	27,797
	Total Lodging	$ 485,288
	Machinery-Construction & Mining - 0.2%
515,000	Caterpillar Financial Services Corp., 2.15%, 11/8/24	$ 544,313
	Total Machinery-Construction & Mining	$ 544,313
	Machinery-Diversified - 0.3%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 501,739
180,000	CNH Industrial Capital LLC, 1.95%, 7/2/23	183,109
	Total Machinery-Diversified	$ 684,848
	Media - 0.3%
170,000	Comcast Corp., 4.15%, 10/15/28	$ 202,174
200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	199,996
120,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	47,898
50,000	Walt Disney Co., 3.6%, 1/13/51	55,786
350,000	Walt Disney Co., 3.8%, 3/22/30	410,468
	Total Media	$ 916,322
	Mining - 0.1%
250,000	Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	$ 332,504
72,000	Novelis Corp., 4.75%, 1/30/30 (144A)	73,016
	Total Mining	$ 405,520
	Miscellaneous Manufacturers - 0.1%
95,000	General Electric Co., 4.25%, 5/1/40	$ 100,135
205,000	General Electric Co., 4.35%, 5/1/50	218,405
	Total Miscellaneous Manufacturers	$ 318,540
	Multi-National - 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	$ 388,500
	Total Multi-National	$ 388,500
	Oil & Gas - 0.4%
385,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$ 428,087
95,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	85,474
110,000	Newfield Exploration Co., 5.625%, 7/1/24	106,425
30,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	26,625
70,000	Phillips 66, 2.15%, 12/15/30	65,728
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	275,312
80,000	Valero Energy Corp., 2.15%, 9/15/27	76,408
162,000	Valero Energy Corp., 6.625%, 6/15/37	190,535
	Total Oil & Gas	$1,254,594
	Pharmaceuticals - 0.5%
618,000	AbbVie, Inc., 3.2%, 11/21/29 (144A)	$ 676,168
117,000	AbbVie, Inc., 4.05%, 11/21/39 (144A)	134,170
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	227,239
250,000	Cardinal Health, Inc., 4.9%, 9/15/45	287,321
135,000	Cigna Corp., 4.375%, 10/15/28	160,073
97,544	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	104,396
87,939	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	100,409
69,562	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	91,326
	Total Pharmaceuticals	$1,781,102
	Pipelines – 1.0%
42,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$ 46,702
111,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	119,620
25,000	Cheniere Energy, Inc., 4.625%, 10/15/28 (144A)	25,812
40,000	Enable Midstream Partners LP, 4.15%, 9/15/29	35,848
68,000	Enable Midstream Partners LP, 4.4%, 3/15/27	64,565
Principal Amount USD ($)		Value
	Pipelines - (continued)
332,000	Enable Midstream Partners LP, 4.95%, 5/15/28	$ 318,421
225,000	Enbridge, Inc., 3.7%, 7/15/27	248,379
210,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	134,881
47,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	29,022
85,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	84,575
280,000	MPLX LP, 4.25%, 12/1/27	310,412
105,000	MPLX LP, 4.875%, 12/1/24	117,587
55,000	MPLX LP, 4.875%, 6/1/25	62,110
400,000	Phillips 66 Partners LP, 3.75%, 3/1/28	417,021
125,000(b)(e)	Plains All American Pipeline LP, 6.125% (3 Month USD LIBOR + 411 bps)	77,188
125,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	112,764
290,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	325,569
300,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	323,730
205,000	Williams Cos., Inc., 5.75%, 6/24/44	237,085
242,000	Williams Cos., Inc., 7.75%, 6/15/31	316,439
	Total Pipelines	$3,407,730
	Real Estate - 0.1%
250,000(b)(e)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$ 249,405
	Total Real Estate	$ 249,405
	REITs - 0.8%
125,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$ 121,599
50,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	55,326
300,000	Duke Realty LP, 3.75%, 12/1/24	330,013
250,000	Essex Portfolio LP, 3.5%, 4/1/25	274,717
399,000	Healthcare Realty Trust, Inc., 2.05%, 3/15/31	391,347
265,000	Healthcare Trust of America Holdings LP, 3.1%, 2/15/30	282,618
23,000	Highwoods Realty LP, 2.6%, 2/1/31	22,739
350,000	Highwoods Realty LP, 3.625%, 1/15/23	364,328
82,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	81,637
160,000	iStar, Inc., 4.25%, 8/1/25	146,800
65,000	iStar, Inc., 4.75%, 10/1/24	62,075
110,000	Lexington Realty Trust, 2.7%, 9/15/30	111,057
125,000	Simon Property Group LP, 3.25%, 9/13/49	113,169
105,000	Simon Property Group LP, 3.8%, 7/15/50	103,461
155,000	UDR, Inc., 4.0%, 10/1/25	174,277
140,000	UDR, Inc., 4.4%, 1/26/29	163,991
	Total REITs	$2,799,154
	Retail - 0.4%
250,000	AutoNation, Inc., 4.75%, 6/1/30	$ 293,176
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	554,445
20,000	Group 1 Automotive, Inc., 4.0%, 8/15/28 (144A)	20,025
50,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	50,125
155,000	QVC, Inc., 4.375%, 9/1/28	155,116
	Total Retail	$1,072,887
	Semiconductors - 0.1%
60,000	Broadcom, Inc., 4.3%, 11/15/32	$ 68,401
391,000	Broadcom, Inc., 5.0%, 4/15/30	459,930
	Total Semiconductors	$ 528,331
	Software - 0.2%
415,000	Citrix Systems, Inc., 3.3%, 3/1/30	$ 438,016
122,000	Fiserv, Inc., 3.8%, 10/1/23	132,810
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	179,948
35,000	Logan Merger Sub, Inc., 5.5%, 9/1/27 (144A)	35,481
	Total Software	$ 786,255
	Telecommunications - 0.3%
110,000	CenturyLink, Inc., 5.8%, 3/15/22	$ 114,400
130,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	132,600
215,000	Motorola Solutions, Inc., 2.3%, 11/15/30	213,830
625,000	T-Mobile USA, Inc., 2.55%, 2/15/31 (144A)	636,938
	Total Telecommunications	$1,097,768
	Transportation - 0.5%
150,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$ 204,058
250,000	FedEx Corp., 4.55%, 4/1/46	302,900
250,000	Norfolk Southern Corp., 2.9%, 6/15/26	274,913
370,000	Union Pacific Corp., 3.375%, 2/1/35	419,861
350,000	United Parcel Service, Inc., 4.45%, 4/1/30	434,472
	Total Transportation	$1,636,204
	Trucking & Leasing - 0.1%
165,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	$ 176,112
205,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	211,315
99,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	111,070
	Total Trucking & Leasing	$ 498,497
Principal Amount USD ($)		Value
	Water - 0.0%†
75,000	Essential Utilities, Inc., 3.566%, 5/1/29	$ 84,193
	Total Water	$ 84,193
	TOTAL CORPORATE BONDS
	(Cost $43,659,164)	$46,277,177
	FOREIGN GOVERNMENT BONDS - 0.2% of Net Assets
	Mexico - 0.1%
300,000	Mexico Government International Bond, 4.6%, 2/10/48	$ 324,900
	Total Mexico	$ 324,900
	Philippines - 0.1%
200,000	Philippine Government International Bond, 5.0%, 1/13/37	$ 260,723
	Total Philippines	$ 260,723
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $536,991)	$ 585,623
	INSURANCE-LINKED SECURITIES - 0.4% of Net Assets#
	Event Linked Bonds - 0.4%
	Health - U.S. - 0.1%
250,000(d)	Vitality Re X, 1.75% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 248,675
	Multiperil - U.S. - 0.2%
250,000(d)	Residential Reinsurance 2016, 4.166% (3 Month U.S. Treasury Bill + 408 bps), 12/6/20 (144A)	$ 249,700
250,000(d)	Residential Reinsurance 2017, 6.016% (3 Month U.S. Treasury Bill + 593 bps), 12/6/21 (144A)	249,200
250,000(d)	Tailwind Re 2017-1, 7.446% (3 Month U.S. Treasury Bill + 736 bps), 1/8/22 (144A)	253,525
		$ 752,425
	Multiperil - U.S. & Canada - 0.1%
250,000(d)	Mona Lisa Re, 8.086% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$ 254,450
	Total Event Linked Bonds	$1,255,550
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.0%†
	Multiperil - Worldwide - 0.0%†
250,000+(a)(g)	Resilience Re, 4/6/21	$25
	Total Collateralized Reinsurance	$25
	Reinsurance Sidecars - 0.0%†
	Multiperil - Worldwide - 0.0%†
250,000+(a)(g)	Bantry Re 2016, 3/31/21	$ 20,150
100,000+(a)(h)	Lorenz Re 2018, 7/1/21	2,740
100,000+(a)(g)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	42,133
		$ 65,023
	Total Reinsurance Sidecars	$ 65,023
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $1,397,558)	$1,320,598
Principal Amount USD ($)		Value
	MUNICIPAL BONDS - 0.2% of Net Assets(i)
	Municipal Education - 0.1%
100,000	Massachusetts Development Finance Agency, Series B, 4.844%, 9/1/43	$ 124,827
	Total Municipal Education	$ 124,827
	Municipal General - 0.0%†
100,000(j)	Central Texas Regional Mobility Authority, 1/1/25	$ 95,033
	Total Municipal General	$ 95,033
	Municipal Higher Education - 0.1%
200,000	University of California, Series AG, 4.062%, 5/15/33	$ 214,608
	Total Municipal Higher Education	$ 214,608
	Municipal Medical - 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 119,143
	Total Municipal Medical	$ 119,143
	TOTAL MUNICIPAL BONDS
	(Cost $480,006)	$ 553,611
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.2% of Net Assets*(d)
	Broadcasting & Entertainment - 0.1%
196,543	Sinclair Television Group, Inc., Tranche B Term Loan, 2.4% (LIBOR + 225 bps), 1/3/24	$ 191,466
	Total Broadcasting & Entertainment	$ 191,466
	Computers & Electronics - 0.0%†
170,625	Iron Mountain Information Management LLC, Incremental Term B Loan, 1.898% (LIBOR + 175 bps), 1/2/26	$ 164,653
	Total Computers & Electronics	$ 164,653
	Diversified & Conglomerate Service - 0.1%
95,306	Intrado Corp., Incremental Term B-1 Loan, 4.5% (LIBOR + 350 bps), 10/10/24	$ 88,357
	Total Diversified & Conglomerate Service	$ 88,357
	Insurance - 0.0%†
79,237	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 3.148% (LIBOR + 300 bps), 11/3/24	$ 77,850
Principal Amount USD ($)		Value
	Insurance - (continued)
97,487	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.22% (LIBOR + 300 bps), 5/16/24	$ 94,136
	Total Insurance	$ 171,986
	Leasing - 0.0%†
61,380	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.5% (LIBOR + 175 bps), 1/15/25	$ 59,369
73,904	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	70,832
131,625	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.983% (LIBOR + 375 bps), 9/11/23	126,634
	Total Leasing	$ 256,835
	Professional & Business Services - 0.0%†
79,531	SIWF Holdings, Inc., (aka Spring Window Fashions), First Lien Initial Term Loan, 4.398% (LIBOR + 425 bps), 6/15/25	$ 76,350
	Total Professional & Business Services	$ 76,350
	Securities & Trusts - 0.0%†
16,429	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 4.718% (LIBOR + 450 bps), 10/19/26	$ 16,316
	Total Securities & Trusts	$ 16,316
	Telecommunications - 0.0%†
99,250	CenturyLink, Inc., Term B Loan, 2.398% (LIBOR + 225 bps), 3/15/27	$ 95,731
	Total Telecommunications	$ 95,731
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $1,100,440)	$1,061,694
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.3% of Net Assets
1,767,000	Fannie Mae, 1.5%, 11/1/36 (TBA)	$1,804,100
1,150,000	Fannie Mae, 1.5%, 12/1/50 (TBA)	1,155,391
705,000	Fannie Mae, 2.0%, 11/1/35 (TBA)	731,259
2,300,000	Fannie Mae, 2.0%, 12/1/50 (TBA)	2,367,203
35,844	Fannie Mae, 2.5%, 3/1/43	37,938
23,667	Fannie Mae, 2.5%, 4/1/43	25,024
11,467	Fannie Mae, 2.5%, 8/1/43	12,136
20,667	Fannie Mae, 2.5%, 4/1/45	21,856
30,589	Fannie Mae, 2.5%, 4/1/45	32,354
26,256	Fannie Mae, 2.5%, 8/1/45	27,765
200,000	Fannie Mae, 2.5%, 11/1/50 (TBA)	208,414
60,943	Fannie Mae, 3.0%, 10/1/30	65,097
16,268	Fannie Mae, 3.0%, 2/1/43	17,784
152,968	Fannie Mae, 3.0%, 6/1/45	168,497
7,761	Fannie Mae, 3.0%, 5/1/46	8,397
15,493	Fannie Mae, 3.0%, 5/1/46	17,000
74,918	Fannie Mae, 3.0%, 5/1/46	83,029
8,078	Fannie Mae, 3.0%, 10/1/46	8,743
4,936	Fannie Mae, 3.0%, 1/1/47	5,342
20,549	Fannie Mae, 3.0%, 4/1/48	22,765
27,014	Fannie Mae, 3.0%, 7/1/49	29,752
38,933	Fannie Mae, 3.0%, 7/1/49	43,138
2,530,000	Fannie Mae, 3.0%, 11/1/50 (TBA)	2,644,262
703,410	Fannie Mae, 3.5%, 7/1/43	763,576
202,023	Fannie Mae, 3.5%, 1/1/47	218,803
45,999	Fannie Mae, 3.5%, 2/1/49	48,457
49,436	Fannie Mae, 3.5%, 4/1/49	51,784
261,676	Fannie Mae, 3.5%, 5/1/49	292,629
384,412	Fannie Mae, 3.5%, 5/1/49	433,610
357,868	Fannie Mae, 3.5%, 6/1/49	390,678
616,113	Fannie Mae, 3.5%, 9/1/49	694,994
3,320,000	Fannie Mae, 3.5%, 11/1/50 (TBA)	3,505,907
119,569	Fannie Mae, 4.0%, 10/1/40	136,187
237,670	Fannie Mae, 4.0%, 3/1/41	261,834
54,438	Fannie Mae, 4.0%, 5/1/42	59,279
293,760	Fannie Mae, 4.0%, 6/1/42	323,058
110,859	Fannie Mae, 4.0%, 9/1/42	122,196
169,759	Fannie Mae, 4.0%, 7/1/43	181,257
82,252	Fannie Mae, 4.0%, 8/1/43	89,530
183,183	Fannie Mae, 4.0%, 8/1/43	202,066
56,685	Fannie Mae, 4.0%, 4/1/47	61,962
19,302	Fannie Mae, 4.0%, 6/1/47	21,102
24,765	Fannie Mae, 4.0%, 6/1/47	26,814
447,756	Fannie Mae, 4.0%, 3/1/48	478,439
2,710,000	Fannie Mae, 4.0%, 11/1/50 (TBA)	2,894,725
51	Fannie Mae, 4.5%, 11/1/20	51
234,611	Fannie Mae, 4.5%, 6/1/40	262,344
162,801	Fannie Mae, 4.5%, 4/1/41	184,605
218,476	Fannie Mae, 4.5%, 12/1/43	243,534
610,613	Fannie Mae, 4.5%, 5/1/49	670,600
359,474	Fannie Mae, 4.5%, 4/1/50	395,944
2,031,000	Fannie Mae, 4.5%, 11/1/50 (TBA)	2,196,376
1,868,000	Fannie Mae, 4.5%, 12/1/50 (TBA)	2,020,395
107,960	Fannie Mae, 5.0%, 5/1/31	121,635
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
33,122	Fannie Mae, 5.0%, 6/1/49	$ 36,338
23,671	Fannie Mae, 5.0%, 10/1/49	25,971
7,734	Fannie Mae, 5.5%, 3/1/23	8,002
5,641	Fannie Mae, 5.5%, 3/1/34	6,274
7,695	Fannie Mae, 5.5%, 12/1/34	8,986
45,095	Fannie Mae, 5.5%, 10/1/35	52,869
18,274	Fannie Mae, 5.5%, 12/1/35	21,397
21,604	Fannie Mae, 5.5%, 12/1/35	25,303
13,674	Fannie Mae, 5.5%, 5/1/37	15,869
77,784	Fannie Mae, 5.5%, 5/1/38	89,908
506	Fannie Mae, 6.0%, 9/1/29	573
1,452	Fannie Mae, 6.0%, 8/1/32	1,701
10,509	Fannie Mae, 6.0%, 12/1/33	11,958
8,765	Fannie Mae, 6.0%, 10/1/37	10,248
5,297	Fannie Mae, 6.0%, 12/1/37	6,193
10,008	Fannie Mae, 6.5%, 4/1/29	11,121
3,425	Fannie Mae, 6.5%, 7/1/29	3,822
13,995	Fannie Mae, 6.5%, 5/1/32	15,883
11,864	Fannie Mae, 6.5%, 9/1/32	14,114
6,349	Fannie Mae, 6.5%, 10/1/32	7,335
9,675	Fannie Mae, 7.0%, 1/1/36	11,462
51,729	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	57,026
95,996	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	105,826
56,769	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	62,076
117,800	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	128,755
13,489	Federal Home Loan Mortgage Corp., 3.0%, 10/1/46	14,954
28,701	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	31,370
228,224	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	251,330
9,754	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	10,746
183,328	Federal Home Loan Mortgage Corp., 3.5%, 3/1/42	198,329
165,723	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	182,879
173,664	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	189,908
179,975	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	195,490
15,453	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	16,893
193,207	Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	213,047
306,021	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	337,412
309,255	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	339,588
188,949	Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	207,885
34,317	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	37,524
44,336	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	48,018
106,870	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	116,009
29,701	Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	32,731
110,057	Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	123,680
53,751	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	60,170
115,318	Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	129,049
23,490	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	27,108
20,127	Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	23,205
4,152	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	4,779
11,598	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	13,398
50,911	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	55,910
765,945	Federal Home Loan Mortgage Corp., 5.0%, 12/1/49	840,331
13,161	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	15,522
8,867	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	10,365
14,365	Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	16,747
5,724	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	6,811
71,132	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	73,875
900,000	Government National Mortgage Association, 2.0%, 11/1/50 (TBA)	934,910
900,000	Government National Mortgage Association, 2.5%, 11/1/50 (TBA)	942,680
1,100,000	Government National Mortgage Association, 3.0%, 11/1/50 (TBA)	1,148,132
800,000	Government National Mortgage Association, 3.5%, 11/1/50 (TBA)	843,266
165,000	Government National Mortgage Association, 4.0%, 11/1/50 (TBA)	175,525
332,000	Government National Mortgage Association, 4.5%, 11/1/50 (TBA)	356,076
127,041	Government National Mortgage Association I, 3.5%, 11/15/41	136,485
22,948	Government National Mortgage Association I, 3.5%, 10/15/42	24,444
228,599	Government National Mortgage Association I, 4.0%, 9/15/41	246,057
45,648	Government National Mortgage Association I, 4.0%, 4/15/45	49,101
73,880	Government National Mortgage Association I, 4.0%, 6/15/45	80,058
38,962	Government National Mortgage Association I, 4.5%, 5/15/39	43,815
7,846	Government National Mortgage Association I, 5.5%, 8/15/33	9,192
10,185	Government National Mortgage Association I, 5.5%, 9/15/33	11,276
10,923	Government National Mortgage Association I, 6.0%, 10/15/33	12,762
9,564	Government National Mortgage Association I, 6.0%, 9/15/34	10,679
45,126	Government National Mortgage Association I, 6.0%, 9/15/38	53,998
6,933	Government National Mortgage Association I, 6.5%, 10/15/28	7,648
16,822	Government National Mortgage Association I, 6.5%, 5/15/31	19,033
12,619	Government National Mortgage Association I, 6.5%, 6/15/32	15,073
14,455	Government National Mortgage Association I, 6.5%, 12/15/32	17,135
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
13,438	Government National Mortgage Association I, 6.5%, 5/15/33	$ 14,825
214	Government National Mortgage Association I, 7.0%, 8/15/28	241
2,560	Government National Mortgage Association I, 8.0%, 2/15/30	2,571
57,479	Government National Mortgage Association II, 4.5%, 9/20/44	61,045
25,750	Government National Mortgage Association II, 4.5%, 10/20/44	28,680
53,693	Government National Mortgage Association II, 4.5%, 11/20/44	59,798
18,352	Government National Mortgage Association II, 5.5%, 2/20/34	21,789
28,295	Government National Mortgage Association II, 6.5%, 11/20/28	32,475
1,426	Government National Mortgage Association II, 7.5%, 9/20/29	1,670
13,000,000(j)	U.S. Treasury Bills, 11/10/20	12,999,819
2,000,000(j)	U.S. Treasury Bills, 11/17/20	1,999,940
4,000,000(j)	U.S. Treasury Bills, 11/27/20	3,999,771
1,071,938	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	1,443,502
981,265	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	1,335,376
1,250,000	U.S. Treasury Note, 0.375%, 4/30/25	1,252,197
2,500,000	U.S. Treasury Note, 1.5%, 2/15/30	2,653,906
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $61,230,663)	$62,500,640
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 105.2%
	(Cost $313,850,008)	$360,206,759
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 0.3%
	CLOSED-END FUND - 0.3% of Net Assets
110,371(k)	Pioneer ILS Interval Fund	$ -	$ -	$ 29,801	$ 978,991
	TOTAL CLOSED-END FUND
	(Cost $1,123,856)				$ 978,991
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.3%
	(Cost $1,123,856)				$ 978,991
	OTHER ASSETS AND LIABILITIES - (5.5)%				$(18,921,061)
	NET ASSETS - 100.0%				$342,264,689

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2020, the value of these securities amounted to $46,946,522, or 13.7% of net assets.

(A.D.R.)	American Depositary Receipts.
(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (h) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at October 31, 2020.
(d)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2020.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2020.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc. (the “Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2016	2/6/2019	$ 20,150	$ 20,150
Lorenz Re 2018	6/26/2018	26,828	2,740
Mona Lisa Re	12/30/2019	250,000	254,450
Residential Reinsurance 2016	11/3/2016	250,000	249,700
Residential Reinsurance 2017	11/3/2017	250,000	249,200
Resilience Re	4/13/2017	817	25
Sector Re V, Series 9, Class A	4/23/2019	100,000	42,133
Tailwind Re 2017-1	12/20/2017	250,000	253,525
Vitality Re X	2/3/2020	249,763	248,675
Total Restricted Securities			1,320,598
% of Net assets			0.4%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
54	U.S. 2 Year Note (CBT)	12/31/20	$11,927,016	$11,925,563	$(1,453)
19	U.S. 5 Year Note (CBT)	12/31/20	2,392,516	2,386,430	(6,086)
27	U.S. Ultra Bond (CBT)	12/21/20	6,078,164	5,805,000	(273,164)
			$20,397,696	$20,116,993	$(280,703)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
25	U.S. 10 Year Note (CBT)	12/21/20	$3,484,992	$3,455,469	$29,523
22	U.S. 10 Year Ultra	12/21/20	3,521,752	3,460,188	61,564
1	U.S. Long Bond (CBT)	12/21/20	177,563	172,469	5,094
			$7,184,307	$7,088,126	$96,181
TOTAL FUTURES CONTRACTS			$13,213,389	$13,028,867	$(184,522)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$212,590,343	$–	$–	$212,590,343
Convertible Preferred Stock	884,787	–	–	884,787
Asset Backed Securities	–	9,209,468	–	9,209,468
Collateralized Mortgage Obligations	–	17,254,443	–	17,254,443
Commercial Mortgage-Backed Securities	–	7,968,375	–	7,968,375
Corporate Bonds	–	46,277,177	–	46,277,177
Foreign Government Bonds	–	585,623	–	585,623
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	25	25
Reinsurance Sidecars
Multiperil - Worldwide	–	–	65,023	65,023
All Other Insurance-Linked Securities	–	1,255,550	–	1,255,550
Municipal Bonds	–	553,611	–	553,611
Senior Secured Floating Rate Loan Interests	–	1,061,694	–	1,061,694
U.S. Government and Agency Obligations	–	62,500,640	–	62,500,640
Affiliated Closed-End Fund	–	978,991	–	978,991
Total Investments in Securities	$213,475,130	$147,645,572	$65,048	$361,185,750
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(184,522)	$–	$–	$(184,522)
Total Other Financial Instruments	$(184,522)	$–	$–	$(184,522)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 7/31/20	$71,650
Realized gain (loss)	--
Changed in unrealized appreciation (depreciation)	(6,094)
Accrued discounts/premiums	--
Purchases	--
Sales	(508)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 10/31/20	$65,048

*	Transfers are calculated on the beginning of period value. During the three months ended October 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2020: $(6,094).